Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2023 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001
Liquidation preference (in dollars per share) | $ / shares	$ 10.00
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	4,015,002
Preferred stock, shares outstanding (in shares)	4,015,002
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Common stock, shares authorized (in shares)	400,000,000
Common stock, shares issued (in shares)	26,413,213
Common stock, shares outstanding (in shares)	347,926